RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

MDJM historically conducted real estate services business through Mingda Tianjin, a VIE that it controlled through the VIE Agreements. The shareholders of Mingda Tianjin include MDJM’s principal shareholder, Mr. Siping Xu. The VIE Agreements provided MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns. On March 3, 2025, the board of directors of the Company resolved to terminate the contractual arrangements with Mingda Tianjin. On March 1, 2025, Mingda Beijing entered into the Termination Agreement with Mingda Tianjin and its shareholders, pursuant to which all VIE agreements were terminated. On March 5, 2025, the local authorities in Beijing issued a Notice of Deregistration of Equity Pledge to each shareholder of Mingda Tianjin, thereby formally completing the deregistration of equity pledges and officially terminating the contractual arrangements between Mingda Beijing and Mingda Tianjin.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Fernie Castle,” a property owned by MDJM UK, for use as a hotel site. The annual rent for the property is approximately $241,000 (GBP182,500, exclusive of VAT), payable monthly on the 25th. Mansions is responsible for all operating expenses, as well as maintenance and repairs of the leased property. The lease agreement does not specify a fixed termination date, but either party may terminate the agreement by providing one month’s notice without incurring penalties. Upon termination, the property must be returned to MDJM UK. For the years ended December 31, 2025, 2024 and 2023, inter-company rent income and corresponding expenses approximately of $241,000, $233,000 and $227,000, respectively, have been eliminated in the consolidated financial statements.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Robin Hill,” a property owned by MDJM UK, for hotel operations. The annual rent is approximately $199,000 (GBP151,000, excluding VAT, and is payable monthly on the 25th. Mansions is responsible for operating expenses, maintenance, and repairs of the leased property. The lease does not have a fixed termination date; however, it can be ended by either party with one month’s notice, without penalty. Upon termination, Mansions must return the property to MDJM UK. For the years ended December 31, 2025, 2024 and 2023, inter-company rent income and corresponding expenses approximately of $199,000, $193,000 and $188,000 have been eliminated in the consolidated financial statements.

On May 31, 2024, the Company issued 164 shares to Mr. Siping Xu, the CEO, as part of his 2024 compensation package. The shares were valued at $1,111.25 each, based on the closing market price on that date, resulting in a total share-based compensation of $181,585 for Mr. Xu.

On May 31, 2024, the Company issued 164 shares to Mr. Mengnan Wang, the CFO, as part of his 2024 compensation package. The shares were valued at $1,111.25 each, based on the closing market price on that date, resulting in a total share-based compensation of $181,585 for Mr. Wang.

In 2024, net proceeds of $2,426,460 from the private placement on September 18, 2024, and from the exercise of September 2024 Series A Warrants and September 2024 Series B Warrants associated with the placement were not deposited into MDJM’s bank account. Instead, the proceeds were deposited directly into MD UK’s bank account.

In February 2025, net proceeds of $324,000 from exercise of September 2024 Series A Warrants were not deposited into MDJM’s bank account. Instead, the proceeds were deposited directly into MD UK’s bank account.

As of December 31, 2025 and 2024, the Company owed $0 and $3,395 to its officers for unreimbursed business expenses, respectively.